Goodwill and Other Intangible Assets - Summary of Estimated Charges to Amortization Expense of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Other intangible assets, gross	$ 54,377
Finite-Lived Intangible Assets, Amortization Expense, Year Two	54,231
Finite-Lived Intangible Assets, Amortization Expense, Year Three	53,636
Finite-Lived Intangible Assets, Amortization Expense, Year Four	51,964
Finite-Lived Intangible Assets, Amortization Expense, Year Five	51,567
Total amortization expense	554,771	$ 332,184
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	$ 265,775